AST BOND PORTFOLIO 2025
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 94.6%
Asset-Backed Securities — 19.8%
Automobiles — 0.3%
Enterprise Fleet Financing LLC,
Series 2018-02, Class A2, 144A
3.140%	02/20/24	15	$14,949
Collateralized Loan Obligations — 18.8%
Carlyle CLO Ltd. (Cayman Islands),
Series C17A, Class A1AR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
1.235%(c)	04/30/31	250	249,792
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)
1.198%(c)	04/24/31	250	249,482
OZLM Ltd. (Cayman Islands),
Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
1.274%(c)	04/20/31	250	250,049
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
1.463%(c)	01/17/30	248	248,013
			997,336
Student Loan — 0.7%
SoFi Professional Loan Program Trust,
Series 2020-A, Class A1FX, 144A
2.060%	05/15/46	35	35,513

Total Asset-Backed Securities (cost $1,048,075)			1,047,798
Commercial Mortgage-Backed Securities — 23.2%
BANK,
Series 2017-BNK04, Class A1
2.002%	05/15/50	96	96,365
Series 2017-BNK07, Class A1
1.984%	09/15/60	17	17,451
Series 2018-BN14, Class A1
3.277%	09/15/60	89	91,277
CD Mortgage Trust,
Series 2017-CD03, Class A1
1.965%	02/10/50	25	25,412
Series 2017-CD05, Class A1
2.028%	08/15/50	81	81,456
CFCRE Commercial Mortgage Trust,
Series 2017-C08, Class A1
1.965%	06/15/50	1	679
Citigroup Commercial Mortgage Trust,
Series 2016-C02, Class A1
1.499%	08/10/49	16	15,830
Commercial Mortgage Trust,
Series 2014-CR19, Class A4
3.532%	08/10/47	86	92,517
Series 2015-CR26, Class A3
3.359%	10/10/48	164	175,468
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A1
1.502%	08/10/49	28	$28,539
GS Mortgage Securities Trust,
Series 2014-GC20, Class A4
3.721%	04/10/47	9	9,953
Series 2014-GC22, Class A3
3.516%	06/10/47	43	43,604
Series 2017-GS07, Class A1
1.950%	08/10/50	65	65,338
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class A4
3.363%	07/15/45	19	19,587
Series 2014-C19, Class A3
3.669%	04/15/47	90	90,195
Series 2014-C21, Class A4
3.493%	08/15/47	142	148,692
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class A3
3.479%	05/15/48	155	166,441
Series 2016-C30, Class A1
1.389%	09/15/49	36	36,328
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK01, Class A1
1.321%	08/15/49	25	24,726

Total Commercial Mortgage-Backed Securities (cost $1,183,350)			1,229,858
Corporate Bonds — 28.7%
Agriculture — 2.5%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
4.700%	04/02/27	120	135,181
Banks — 2.7%
Bank of America Corp.,
Sub. Notes, MTN
4.000%	01/22/25	30	32,816
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	15	15,122
Goldman Sachs Group, Inc. (The),
Sub. Notes
4.250%	10/21/25	50	55,798
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)	20	20,208
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(oo)	20	19,792
			143,736
Chemicals — 2.6%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
5.125%	04/01/25	120	136,993
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AST BOND PORTFOLIO 2025 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services — 1.5%
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.800%	11/01/25	70	$76,996
Electric — 4.4%
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
4.050%	04/15/25	145	160,592
Evergy, Inc.,
Sr. Unsec’d. Notes
2.450%	09/15/24	70	73,351
			233,943
Insurance — 0.4%
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29	19	22,031
Multi-National — 1.5%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.750%	01/06/23	75	77,596
Pharmaceuticals — 4.9%
Cigna Corp.,
Gtd. Notes
3.400%	03/01/27	60	65,171
4.500%	02/25/26	40	45,440
CVS Health Corp.,
Sr. Unsec’d. Notes
3.875%	07/20/25	135	149,205
			259,816
Pipelines — 4.5%
ONEOK Partners LP,
Gtd. Notes
4.900%	03/15/25	110	122,413
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.000%	09/15/25	105	115,248
			237,661
Telecommunications — 3.7%
AT&T, Inc.,
Sr. Unsec’d. Notes
4.350%	03/01/29	30	33,907
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A
3.500%	04/15/25	150	161,796
			195,703

Total Corporate Bonds (cost $1,399,577)			1,519,656
Residential Mortgage-Backed Security — 3.1%
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58	151	162,771
(cost $153,296)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligation — 4.5%
Federal National Mortgage Assoc.
2.500%	02/05/24(k)	225	$238,794
(cost $224,449)
U.S. Treasury Obligations — 15.3%
U.S. Treasury Bonds
3.625%	02/15/44(k)	35	43,061
U.S. Treasury Notes
2.125%	05/15/25(k)	365	386,358
2.375%	08/15/24	225	239,449
U.S. Treasury Strips Coupon
2.395%(s)	11/15/43	2	1,134
3.080%(s)	11/15/34(k)	190	141,119

Total U.S. Treasury Obligations (cost $773,166)			811,121

Total Long-Term Investments (cost $4,781,913)			5,009,998

	Shares
Short-Term Investment — 6.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $326,412)(wb)	326,412	326,412

TOTAL INVESTMENTS—100.7% (cost $5,108,325)		5,336,410

Liabilities in excess of other assets(z) — (0.7)%		(39,718)

Net Assets — 100.0%		$5,296,692

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CLO	Collateralized Loan Obligation
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps
Strips	Separate Trading of Registered Interest and Principal of Securities

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2021.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

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AST BOND PORTFOLIO 2025 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
(wb)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
7	10 Year U.S. Ultra Treasury Notes	Jun. 2021	$1,005,812	$(35,452)
Short Positions:
5	2 Year U.S. Treasury Notes	Jun. 2021	1,103,633	850
4	5 Year U.S. Treasury Notes	Jun. 2021	493,594	1,729
13	10 Year U.S. Treasury Notes	Jun. 2021	1,702,187	41,318
1	20 Year U.S. Treasury Bonds	Jun. 2021	154,594	6,022
				49,919
				$14,467
Interest rate swap agreements outstanding at March 31, 2021:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreement:
4,225	06/10/25	2.467%(S)	3 Month LIBOR(2)(Q)	$360,662	$317,411	$(43,251)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A3